Revenue, operating profit and segment analysis - Summary of reconciliation of operating profit to adjusted operating profit (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue, operating profit and segment analysis
Operating profit	£ 2,323	£ 1,884	£ 1,525	£ 2,101	£ 1,964
Adjustments:
Amortisation of acquired intangible assets	296	298	376
Acquisition-related items	62	21	(12)
Reclassification of tax in joint ventures	4	7	5
Reclassification of finance income in joint ventures	(2)		(1)
Exceptional costs in Exhibitions			183
Adjusted operating profit	£ 2,683	£ 2,210	£ 2,076	£ 2,491	£ 2,346